General Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
General Information
1.	General Information
The consolidated financial statements as of December 31, 2021 include the accounts of KT Corporation, which is the controlling company as defined under IFRS 10, Consolidated Financial Statements, and its
79
controlled subsidiaries as described in Note 1.2 (collectively referred to as the “Group”).

1.1	The Controlling Company
KT Corporation (the “Controlling Company”) commenced operations on January 1, 1982, when it spun off from the Korea Communications Commission (formerly the Korean Ministry of Information and Communications) to provide telephone services and to engage in the development of advanced communications services under the Act of Telecommunications of Korea. The headquarters are located in Seongnam City, Gyeonggi Province, Republic of Korea, and the address of its registered head office is 90,
Buljeong-ro,
Bundang-gu,
Seongnam City, Gyeonggi Province.
On October 1, 1997, upon the announcement of the Government-Investment Enterprises Management Basic Act and the Privatization Law, the Controlling Company became a government-funded institution under the Commercial Code of Korea.
On December 23, 1998, the Controlling Company’s shares were listed on the Korea Exchange.
On May 29, 1999, the Controlling Company issued 24,282,195 additional shares and issued American Depository Shares (ADS), representing new shares and 20,813,311 government-owned shares, at the New York Stock Exchange. On July 2, 2001, the additional ADS representing 55,502,161 government-owned shares were issued at the New York Stock Exchange.
In 2002, the Controlling Company acquired the entire government-owned shares in accordance with the Korean government’s privatization plan. As at the end of the reporting period, the Korean government does not own any share in the Controlling Company.

1.2	Consolidated Subsidiaries
The consolidated subsidiaries as at December 31, 2020 and 2021, are as follows:

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2020	December 31, 2021	Closing month
KT Linkus Inc.	Public telephone maintenance	Korea	92.4%	92.4%	December
KT Submarine Co., Ltd. 2,4	Submarine cable construction and maintenance	Korea	39.3%	39.3%	December
KT Telecop Co., Ltd.	Security service	Korea	86.8%	86.8%	December
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	Data communication	Korea	67.1%	73.0%	December
KT Service Bukbu Inc.	Opening services of fixed line	Korea	67.3%	67.3%	December
KT Service Nambu Inc.	Opening services of fixed line	Korea	77.3%	77.3%	December
KT Commerce Inc.	B2C, B2B service	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.2	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.3	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.4	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.5	Investment fund	Korea	100.0%	100.0%	December
BC-VP Strategic Investment Fund No.1	Investment fund	Korea	100.0%	100.0%	December

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2020	December 31, 2021	Closing month
BC Card Co., Ltd.	Credit card business	Korea	69.5%	69.5%	December
VP Inc.	Payment security service for credit card, others	Korea	50.9%	50.9%	December
H&C Network Co., Ltd.	Call center for financial sectors	Korea	100.0%	100.0%	December
BC Card China Co., Ltd.	Software development and data processing	China	100.0%	100.0%	December
INITECH Co., Ltd. 4	Internet banking ASP and security solutions	Korea	58.2%	58.2%	December
Smartro Co., Ltd.	VAN (Value Added Network) business	Korea	64.5%	64.5%	December
KTDS Co., Ltd. 4	System integration and maintenance	Korea	95.5%	95.5%	December
KT M&S Co., Ltd.	PCS distribution	Korea	100.0%	100.0%	December
GENIE Music Corporation 2,4	Online music production and distribution	Korea	36.2%	36.2%	December
KT MOS Bukbu Co., Ltd. 4	Telecommunication facility maintenance	Korea	100.0%	100.0%	December
KT MOS Nambu Co., Ltd. 4	Telecommunication facility maintenance	Korea	98.4%	98.4%	December
KT Skylife Co., Ltd. 4	Satellite TV	Korea	50.3%	50.3%	December
Skylife TV Co., Ltd.	TV contents provider	Korea	92.6%	100.0%	December
KT Estate Inc.	Residential building development and supply	Korea	100.0%	100.0%	December
KT AMC Inc.	Asset management and consulting services	Korea	100.0%	100.0%	December
KT NEXR Co., Ltd.	Cloud system implementation	Korea	100.0%	100.0%	December
KTGDH Co., Ltd.	Data center development and related service	Korea	100.0%	100.0%	December
KT Sat Inc.	Satellite communication business	Korea	100.0%	100.0%	December
Nasmedia, Co., Ltd. 3,4	Solution provider and IPTV advertisement sales business	Korea	44.0%	44.0%	December
KT Sports Inc.	Management of sports group	Korea	100.0%	100.0%	December
KT Music Contents Fund No.2	Music contents investment business	Korea	100.0%	100.0%	December
KT-Michigan Global Contents Fund	Content investment business	Korea	88.6%	88.6%	December
KTCS Corporation 2,4	Database and online information provider	Korea	31.9%	32.2%	December
KTIS Corporation 2,4	Database and online information provider	Korea	30.8%	31.4%	December
KT M Mobile Inc.	Special category telecommunications operator and sales of communication device	Korea	100.0%	100.0%	December
KT Investment Co., Ltd.	Technology business finance	Korea	100.0%	100.0%	December
Whowho&Company., Ltd.	Software development and supply	Korea	100.0%	100.0%	December
PlayD Co., Ltd.	Advertising agency	Korea	70.4%	70.4%	December
Next Connect PFV Inc.	Residential building development and supply	Korea	100.0%	100.0%	December
KT Rwanda Networks Ltd.	Network installation and management	Rwanda	51.0%	51.0%	December

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2020	December 31, 2021	Closing month
AOS Ltd.	System integration and maintenance	Rwanda	51.0%	51.0%	December
KT Japan Co., Ltd.	Foreign telecommunication business	Japan	100.0%	100.0%	December
East Telecom LLC	Fixed line internet business	Uzbekistan	91.6%	91.6%	December
KT America, Inc.	Foreign investment business	USA	100.0%	100.0%	December
PT. BC Card Asia Pacific	Software development and supply	Indonesia	99.9%	99.9%	December
KT Hong Kong Telecommunications Co., Ltd.	Fixed line telecommunication business	Hong Kong	100.0%	100.0%	December
Korea Telecom Singapore Pte. Ltd.	Foreign investment business	Singapore	100.0%	100.0%	December
Texnoprosistem LLC	Fixed line internet business	Uzbekistan	100.0%	100.0%	December
Nasmedia Thailand Co., Ltd.	Internet advertising solution	Thailand	99.9%	99.9%	December
KT Hopemate	Manufacturing	Korea	100.0%	100.0%	December
K-REALTY RENTAL HOUSING REIT 3	Residential building	Korea	88.6%	88.6%	December
Storywiz Co., Ltd.	Contents and software development and supply	Korea	100.0%	100.0%	December
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	Telecommunication facility construction and maintenance	Korea	100.0%	100.0%	December
KT Studio Genie Co., Ltd.	Data communication service and data communication construction business	Korea	—	100.0%	December
KHS Corporation	Operation and maintenance of facilities	Korea	—	100.0%	December
Lolab Co., Ltd.	Truck transportation and trucking arrangement business	Korea	—	80.0%	December
HCN Co., Ltd.	Cable television service	Korea	—	100.0%	December
MEDIA GENIE Co., Ltd.	TV contents provider	Korea	—	100.0%	December
KT Seezn Co., Ltd.	Movies, videos and TV contents production and distribution	Korea	—	100.0%	December
BOOK CLUB MILLIE 3	Book contents service	Korea	—	38.6%	December
KT ES Pte. Ltd.	Foreign investment business	Singapore	—	57.6%	December
Epsilon Global Communications Pte. Ltd.	Network service industry	Singapore	—	100.0%	December
Epsilon Telecommunications (SP) Pte. Ltd.	Fixed line telecommunication business	Singapore	—	100.0%	December
Epsilon Telecommunications (US) Pte. Ltd.	Fixed line telecommunication business	Singapore	—	100.0%	December
Epsilon Telecommunications Limited	Fixed line telecommunication business	UK	—	100.0%	December
7D Digital Limited	Software development	UK	—	100.0%	December
Epsilon Telecommunications (HK) Limited	Fixed line telecommunication business	Hong kong	—	100.0%	December
Epsilon US Inc.	Fixed line telecommunication business	USA	—	100.0%	December
Epsilon Telecommunications (BG) EOOD	Employee support service	Bulgaria	—	100.0%	December
Epsilon M E A General Trading LLC 3	Local counter work	Dubai	—	49.0%	December
Nasmedia-KT Alpha Future Growth Strategic Investment Fund	Investment fund	Korea	—	100.0%	December
KT Strategic Investment Fund 6	Investment fund	Korea	—	100.0%	December
Altimedia Corporation	Software development and delivery	Korea	—	100.0%	December

			Controlling percentage ownership 1 (%)
Subsidiary	Type of business	Location	December 31, 2020	December 31, 2021	Closing month
Alticast B.V.	Software development and delivery	Netherlands	—	100.0%	December
Alticast Company Limited	Software development and delivery	Vietnam	—	100.0%	December
Wirecard (Vietnam) Company Limited	Software sales business	Vietnam	—	100.0%	December
KT Philippines	Fixed line telecommunication business	Philippines	40.0%	100.0%	December

1	Sum of the ownership interests owned by the Controlling Company and subsidiaries.
2
Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company can exercise the majority voting rights in its decision-making process at all times considering the historical voting pattern at the shareholders’ meetings.

3
Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company holds the majority of voting right based on an agreement with other investors.

4	The number of subsidiaries’ treasury stock is deducted from the total number of shares when calculating the controlling percentage ownership.

1.3	Changes in Scope of Consolidation
Subsidiaries newly included and excluded in the consolidation during the year ended December 31, 2021:

Changes	Location	Name of Subsidiary	Reason
Included	Korea	KT Studio Genie Co., Ltd.	Newly established
Included	Korea	Lolab Co., Ltd.	Newly established
Included	Korea	KHS Corporation	Transferred
Included	Korea	HCN Co., Ltd.	Transferred
Included	Korea	MEDIA GENIE Co., Ltd.	Transferred
Included	Korea	KT Seezn Co., Ltd.	Transferred
Included	Korea	BOOK CLUB MILLIE	Transferred
Included	Singapore	KT ES Pte. Ltd.	Newly established
Included	Singapore	Epsilon Global Communications Pte. Ltd.	Transferred
Included	Singapore	Epsilon Telecommunications (SP) Pte. Ltd.	Transferred
Included	Singapore	Epsilon Telecommunications (US) Pte. Ltd.	Transferred
Included	UK	Epsilon Telecommunications Limited	Transferred
Included	UK	7D Digital Limited	Transferred
Included	Hong kong	Epsilon Telecommunications (HK) Limited	Transferred
Included	USA	Epsilon US Inc.	Transferred

Changes	Location	Name of Subsidiary	Reason
Included	Bulgaria	Epsilon Telecommunications (BG) EOOD	Transferred
Included	Dubai	Epsilon M E A General Trading L.L.C	Transferred
Included	Korea	K-REALTY RENTAL HOUSING REIT V	Newly established
Included	Korea	Nasmedia-KT Alpha Future Growth Strategic Investment Fund	Newly established
Included	Korea	KT Strategic Investment Fund 6	Newly established
Included	Korea	Altimedia Corporation	Transferred
Included	Netherlands	Alticast B.V.	Transferred
Included	Vietnam	Alticast Company Limited	Transferred
Included	Vietnam	Wirecard (Vietnam) Company Limited	Transferred
Included	Philippines	KT Philippines	Transferred
Excluded	Belgium	KT Belgium	Liquidated
Excluded	Korea	KT Powertel Co., Ltd.	Shares disposed
Excluded	China	Korea Telecom China Co., Ltd.	Liquidated
Excluded	Poland	KBTO Sp.z o. o.	Liquidated
Excluded	Korea	GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.	Liquidated
Excluded	Korea	KT M Hows Co., Ltd.	Merged
Excluded	Netherlands	KT Dutch B.V.	Liquidated
Excluded	Korea	KT Music Contents Fund No.1	Liquidated
Excluded	Korea	Autopion Co., Ltd.	Shares disposed
Excluded	Korea	K-REALTY RENTAL HOUSING REIT V	Excluded from consolidation
Summarized information for consolidated subsidiaries as at and for the years ended December 31, 2019, 2020 and 2021 is as follows:

(In millions of Korean won)	December 31, 2019
	Total assets		Total liabilities		Operating revenue		Profit (loss) for the year
KT Powertel Co., Ltd.	￦	118,052	￦	19,766	￦	62,846	￦	3,085
KT Linkus Inc.		70,494		62,088		97,892		(2,258)
KT Submarine Co., Ltd.		120,947		18,452		55,244		486
KT Telecop Co., Ltd.		279,878		153,841		332,063		(4,875)
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)		279,818		74,769		323,065		1,426
KT Service Bukbu Inc.		64,802		58,984		219,427		(445)
KT Service Nambu Inc.		63,917		55,548		266,148		280
BC Card Co., Ltd. 1		3,912,982		2,594,232		3,553,008		115,885
H&C Network Co. Ltd. 1		282,016		68,401		320,701		(1,593)
Nasmedia Co., Ltd. 1		356,236		203,105		117,550		22,484

(In millions of Korean won)	2019
	Total assets	Total liabilities	Operating revenue	Profit (loss) for the year
KTDS Co., Ltd. 1	158,153	105,462	428,758	9,027
KT M Hows Co., Ltd.	74,326	50,638	33,443	6,771
KT M&S Co., Ltd.	248,142	215,777	813,498	12,732
GENIE Music Corporation	234,131	80,952	230,480	7,658
KT MOS Bukbu Inc.	33,376	28,841	63,761	353
KT MOS Nambu Inc.	34,258	26,722	67,300	3,099
KT Skylife Co., Ltd. 1	848,276	142,839	704,996	56,008
KT Estate Inc. 1	1,686,000	295,706	485,686	48,552
KTGDH Co., Ltd. (KTSB Data service)	10,437	1,628	3,977	344
KT Sat Inc.	651,195	127,523	168,376	16,497
KT Sports Inc.	15,603	8,333	55,241	(464)
KT Music Contents Fund No.1	10,579	1,677	521	345
KT Music Contents Fund No.2	7,675	279	331	48
KT-Michigan Global Content Fund	11,688	61	248	(1,113)
Autopion Co., Ltd.	7,460	4,894	5,604	(302)
KT M mobile Inc.	135,917	30,603	161,720	(5,580)
KT Investment Co., Ltd. 1	73,463	56,212	13,375	847
KTCS Corporation 1	378,171	213,983	944,778	7,597
KTIS Corporation	305,798	137,524	454,561	9,205
Next connect PFV Inc.	385,412	24,275	1,590	(5,898)
KT Japan Co., Ltd. 1	1,851	2,858	2,891	651
Korea Telecom China Co., Ltd.	879	39	844	192
KT Dutch B.V.	31,003	50	—	(242)
Super iMax LLC	3,568	5,304	4,604	(631)
East Telecom LLC 1	20,857	16,302	17,186	2,140
KT AMERICA, INC	4,611	537	6,808	572
PT. KT Indonesia	8	—	—	—
KT Rwanda Networks Ltd. 2	132,461	183,164	18,013	(31,662)
KT Belgium	93,321	11	—	(64)
KT ORS Belgium	6,913	14	—	(43)
KBTO sp.zo.o.	1,767	245	519	(3,457)
AOS Ltd. 2	12,337	3,993	6,982	(591)
KT Hongkong Telecommunications Co., Ltd.	5,126	2,923	13,321	586
KT Hopemate	2,129	1,019	1,027	(390)
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.	6,285	1,139	176	70
K-REALTY RENTAL HOUSING REIT 3	300	—	—	—

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries is included in liabilities.

(In millions of Korean won)	December 31, 2020
	Total assets		Total liabilities		Operating revenues		Profit (loss) for the year
KT Powertel Co., Ltd.	￦	119,694	￦	18,833	￦	65,897	￦	3,809
KT Linkus Inc.		58,372		54,022		84,519		(3,212)
KT Submarine Co., Ltd.		116,813		14,032		110,201		1,197
KT Telecop Co., Ltd.		318,456		193,737		392,489		212
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)		288,949		92,599		350,231		2,080
KT Service Bukbu Inc.		60,825		56,554		217,451		(871)
KT Service Nambu Inc.		58,182		51,460		264,776		(456)
BC Card Co., Ltd. 1		3,084,398		1,778,751		3,387,640		39,455
H&C Network 1		269,651		61,365		322,690		2,413
Nasmedia Co., Ltd. 1		422,039		221,371		113,136		23,134
KTDS Co., Ltd. 1		183,297		133,129		499,990		10,635
KT M Hows Co., Ltd.		104,704		76,315		44,860		6,935
KT M&S Co., Ltd.		231,260		197,306		661,533		(485)
GENIE Music Corporation		250,538		88,488		247,237		9,472
KT MOS Bukbu Co., Ltd.		32,167		26,070		67,975		1,473
KT MOS Nambu Co., Ltd.		33,765		24,947		71,259		1,639
KT Skylife Co., Ltd. 1		919,476		175,039		706,631		58,190
KT Estate Inc. 1		1,689,601		325,429		365,335		14,370
KTGDH Co., Ltd. (KTSB Data Service)		11,003		1,669		4,282		538
KT Sat Inc.		630,740		92,791		173,693		14,753
KT Sports Inc.		26,572		14,940		46,608		(2,516)
KT Music Contents Fund No.1		4,844		1,525		243		84
KT Music Contents Fund No.2		15,021		285		169		(116)
KT-Michigan Global Contents Fund		10,382		175		111		(1,420)
Autopion Co., Ltd.		4,903		4,961		6,174		(2,459)
KT M Mobile Inc.		129,011		27,281		163,472		(3,617)
KT Investment Co., Ltd. 1		115,627		93,695		47,801		4,680
KTCS Corporation 1		384,919		215,175		933,006		11,323
KTIS Corporation		294,289		126,894		454,172		7,387
Next Connect PFV Inc.		394,268		37,271		26		(7,101)
KT Japan Co., Ltd. 1		2,694		2,622		1,853		1
Korea Telecom China Co., Ltd.		381		21		618		(492)
KT Dutch B.V. 1		29,585		10,109		26,782		6,061
KT AMERICA, INC		4,498		125		6,808		712
KT Rwanda Networks Ltd. 2		114,768		191,781		17,870		(34,610)
KT Belgium		87,608		—		(81)		(81)
KBTO sp.z o.o.		438		117		490		(2,823)
AOS Ltd. 2		11,812		3,875		5,719		296
KT Hong Kong Telecommunications Co., Ltd.		6,159		2,800		16,386		1,308
KT Hopemate		3,720		2,787		5,239		(13)
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.		5,703		1,165		333		83
Storywiz Co., Ltd		21,594		10,065		19,209		(1,954)
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		138,220		102,963		346,040		(8,461)

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries is included in liabilities.

(In millions of Korean won)	December 31, 2021
	Total assets		Total liabilities		Operating revenues		Profit (loss) for the year
KT Linkus Inc.	￦	54,219	￦	53,316	￦	81,434	￦	(3,095)
KT Submarine Co., Ltd.		110,390		10,736		31,374		(3,183)
KT Telecop Co., Ltd.		363,224		233,797		515,456		3,985
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)		390,671		172,767		471,870		(8,692)
KT Service Bukbu Inc.		59,341		54,070		231,602		1,128
KT Service Nambu Inc.		62,513		52,695		271,174		1,430
BC Card Co., Ltd. 1		3,933,427		2,481,004		3,580,970		120,308
H&C Network Co., Ltd. 1		88,616		4,993		227,604		11,995
Nasmedia Co., Ltd. 1		490,394		268,618		125,876		27,120
KTDS Co., Ltd. 1		341,358		199,831		632,899		21,464
KT M&S Co., Ltd.		241,377		203,051		710,634		3,496
KT MOS Bukbu Co., Ltd.		32,511		25,402		70,212		1,637
KT MOS Nambu Co., Ltd.		36,741		26,053		71,940		2,016
KT Skylife Co., Ltd. 1		1,275,645		469,694		772,950		62,309
KT Estate Inc. 1		2,370,940		791,884		577,578		213,203
KTGDH Co., Ltd.		11,464		1,560		4,423		553
KT Sat Inc.		593,616		34,169		174,750		20,830
KT Sports Inc.		29,524		19,740		67,612		(2,039)
KT Music Contents Fund No.2		14,985		278		253		(30)
KT-Michigan Global Contents Fund		3,552		112		13,592		10,032
KT M Mobile Inc.		144,175		40,749		204,641		5,918
KT Investment Co., Ltd. 1		87,366		66,108		21,040		(697)
KTCS Corporation 1		416,750		234,172		968,499		19,034
KTIS Corporation		369,361		177,619		487,801		24,944
Next Connect PFV Inc.		518,441		167,963		—		(6,519)
KT Japan Co., Ltd. 1		1,474		2,633		1,298		(142)
KT America, Inc.		4,884		101		6,508		201
KT Rwanda Networks Ltd. 2		125,860		236,389		23,328		(28,770)
AOS Ltd. 2		11,539		2,812		6,942		823
KT Hong Kong Telecommunications Co., Ltd.		6,613		1,346		18,825		1,313
KT Hopemate 1		6,311		2,978		12,538		116
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		185,850		144,832		284,998		366
KT Studio Genie Co., Ltd. 1,2		648,534		276,933		90,047		(16,443)
Lolab Co., Ltd.		26,726		897		2,107		(134)
East Telecom LLC 1		35,904		22,088		11,960		2,487
KT ES Pte. Ltd. 1		240,331		80,597		15,157		(6,355)
KT Philippines		3,641		1,243		—		—
Altimedia Corporation 1		32,338		9,742		6,968		1,037

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries is included in liabilities.